Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 20,460,706	$ 309,846	$ 162,064	$ 4,408,886	$ 185,310	$ 25,000	$ 66,818	$ 25,618,630	$ 8,327,591	$ 12,133,115
Algeria, Groupement Berkine
Total	115,485				12,011			127,496	93,062	22,423
Algeria, Organisation Orhoud
Total					2,835			2,835
Algeria, Timimoun
Total	22,062		878					22,940		22,062
Algeria, Tin Fouye Tabankort II
Total	143,587		267		9,582			153,436	586	143,001
Algeria, Tin Fouye Tabankort Sud
Total			169					169
Algeria Project
Total	281,134		1,314		24,428			306,876	93,648	187,486
Angola, Block 0
Total	129,530		735					130,265	58,205	71,325
Angola, Block 16
Total	204		224					428	204
Angola, Block 17
Total	468,671		5,158	1,696,986	2,000		291	2,173,106	468,671
Angola, Block 17/06
Total	143		92					235	143
Angola, Block 20/11
Total	1,444		116					1,560	1,444
Angola, Block 29
Total	62		84					146	62
Angola, Block 32
Total	128,291		1,886	63,327			2,498	196,002	128,291
Angola, Block 48
Total			121					121
Angola Project
Total	728,345		8,416	1,760,313	2,000		2,789	2,501,863	657,020	71,325
Argentina, Cuenca Argentina Norte - Block 111
Total			11,159					11,159
Argentina, Cuenca Argentina Norte - Block 113
Total			2,225					2,225
Argentina, Malvinas Ocidental - Block 123
Total			44					44
Argentina, Neuquen
Total	40,329		497					40,826		40,329
Argentina, Santa Cruz
Total			507					507
Argentina, Tierra del Fuego
Total	38,430		5,680					44,110		38,430
Argentina, (other)
Total	25,261							25,261	9,974	15,287
Argentina Project
Total	104,020		20,112					124,132	9,974	94,046
Australia, GLNG
Total	59,899		2,823					62,722		59,899
Australia, Ichthys LNG
Total	11,692							11,692	3,090	8,602
Australia Project
Total	71,591		2,823					74,414	3,090	68,501
Azerbaijan, Absheron
Total				38,481				38,481
Azerbaijan Project
Total				38,481				38,481
Bolivia, Aquio
Total	17,249		152	2,716				20,117		17,249
Bolivia, Ipati
Total	79,259		240				131	79,630		79,259
Bolivia, Itau
Total	6,063		131					6,194		6,063
Bolivia, San Alberto
Total	11,153		34	3,740				14,927		11,153
Bolivia, San Antonio
Total	21,467		66	7,018				28,551		21,467
Bolivia Project
Total	135,191		623	13,474			131	149,419		135,191
Brazil, Atapu
Total			24					24
Brazil, Atapu ToR Surplus
Total	61,734			8,274	55,365			125,373		61,734
Brazil, Barreirinhas
Total			58					58
Brazil, BM-S-54
Total			73					73
Brazil, C-M-541
Total			798					798
Brazil, Espirito Santo
Total			5					5
Brazil, Iara
Total	131,960		467					132,427		131,960
Brazil, Lapa
Total	54,552		1,227					55,779		54,552
Brazil, Libra
Total	203,960		160	315,135				519,255		203,960
Brazil, Sepia ToR Surplus
Total	96,783			26,895	101,017			224,695		96,783
Brazil, S-M-1711
Total			43					43
Brazil, S-M-1815
Total			43					43
Brazil, Xerelete
Total			28					28
Brazil, Other
Total	312,723		16,198					328,921	312,723
Brazil Project
Total	861,712		19,124	350,304	156,382			1,387,522	312,723	548,989
Brunei, Block B
Total	47,853		2	6,106				53,961	41,382	6,471
Brunei Project
Total	47,853		2	6,106				53,961	41,382	6,471
China, Sulige
Total	62,015			65,083				127,098	32,298	29,717
China Project
Total	62,015			65,083				127,098	32,298	29,717
Cyprus, Block 2
Total			45					45
Cyprus, Block 3
Total			67					67
Cyprus, Block 6
Total			164					164
Cyprus, Block 7
Total			168					168
Cyprus, Block 8
Total			154					154
Cyprus, Block 9
Total			44					44
Cyprus, Block 11
Total			234					234
Cyprus Project
Total			876					876
Denmark, Sole Concession Area
Total	49,174		7,907					57,081	48,515	659
Denmark Project
Total	49,174		7,907					57,081	48,515	659
Egypt, North Ras EI Kanyis Offshore
Total			464					464
Egypt Project
Total			464					464
France, Guyane Maritime
Total							1,948	1,948
France Project
Total							1,948	1,948
Gabon, Baudroie-Mrou CEPP
Total	25,962		805				1,674	28,441	18,604	7,358
Gabon, Concessions (primtre Convention d'Etablissement)
Total	32,966		2,490				15,993	51,449	30,101	2,865
Gabon, Concession Anguille
Total	28,436							28,436		28,436
Gabon, Concession Torpille
Total	18,380							18,380		18,380
Gabon, other
Total						25,000		25,000
Gabon Project
Total	105,744		3,295			$ 25,000	17,667	151,706	48,705	57,039
Guyana, Block 4
Total			2					2
Guyana, Canje
Total			51					51
Guyana, Orinduik
Total			61					61
Guyana Project
Total			114					114
Indonesia, Mahakam PSC
Total	5,103			2,894				7,997	5,103
Indonesia, Sebuku PSC
Total	1,917			2,338				4,255	1,917
Indonesia Project
Total	7,020			5,232				12,252	7,020
Iraq, GGIP
Total	20,593	183,322	2,986					206,901	20,593
Iraq, Halfaya
Total	24,697							24,697	24,697
Iraq Project
Total	45,290	183,322	2,986					231,598	45,290
Italy, Gorgoglione Unified License
Total	65,614		1,844					67,458	6,971	58,643
Italy Project
Total	65,614		1,844					67,458	6,971	58,643
Kazakhstan, Kashagan
Total	63,693		332	31,751			3,736	99,512		63,693
Kazakhstan Project
Total	63,693		332	31,751			3,736	99,512		63,693
Kenya, 10BA
Total			33					33
Kenya, 10BB
Total			263					263
Kenya, 13T
Total			161					161
Kenya Project
Total			457					457
Lebanon, Block 9
Total			138					138
Lebanon Project
Total			138					138
Libya, Areas 15, 16 & 32 (Al Jurf)
Total	130,858		7,312	142,147				280,317	117,627	13,231
Libya, Areas 129 & 130
Total	284,408		5,067	843,449				1,132,924	258,500	25,908
Libya, Areas 130 & 131
Total	86,132		1,627	334,131				421,890	77,267	8,865
Libya, Waha
Total	1,337,179		82				1,031	1,338,292		1,337,179
Libya Project
Total	1,838,577		14,088	1,319,727			1,031	3,173,423	453,394	1,385,183
Malaysia, DW2E Project
Total			3,600					3,600
Malaysia, SK310 Project
Total	1,348	342	9	973				2,672	1,279	69
Malaysia, SK408 Project
Total	5,786	3,471	137	5,801				15,195	4,771	1,015
Malaysia (non-attributable) Project
Total	3							3	3
Malaysia Project
Total	7,137	3,813	3,746	6,774				21,470	6,053	1,084
Mexico, AS-CS-06 (B33)
Total	301		553					854		301
Mexico, Block 15
Total	251		493					744		251
Mexico Project
Total	552		1,046					1,598		552
Mozambique, Area 1 Golfino-Atum
Total							3,472	3,472
Mozambique Project
Total							3,472	3,472
Namibia, Block 2912
Total			67					67
Namibia, Block 2913B
Total			75					75
Namibia Project
Total			142					142
Netherlands, Offshore Blocks
Total			728					728
Netherlands, other
Total	343,231							343,231	343,231
Netherlands Project
Total	343,231		728					343,959	343,231
Nigeria, OML58 (joint venture with NNPC, operated)
Total	46,478							46,478	46,478
Nigeria, OML99 (joint venture with NNPC, operated)
Total	90,758							90,758	90,758
Nigeria, OML100 (joint venture with NNPC, operated)
Total	14,099							14,099	14,099
Nigeria, OML102 (joint venture with NNPC, operated)
Total	141,900							141,900	141,900
Nigeria, OML118 (Bonga)
Total	137,841		228	81,244			3,795	223,108	82,673	55,168
Nigeria, OML138 (Usan)
Total	21,048		3,856	13,993			3,379	42,276	2,612	18,436
Nigeria, PMLs 2/3/4 & PPL 261 PSA (Akpo & Egina)
Total	342,341		2,121				8,799	353,261	260,348	81,993
Nigeria, Joint ventures with NNPC, operated - other
Total			3,351				12,470	15,821
Nigeria, Joint ventures with NNPC, non operated - other
Total	102,812		4,485				6,793	114,090	102,812
Nigeria, other
Total	317,395		8,479					325,874	317,395
Nigeria Project
Total	1,214,672		22,520	95,237			35,236	1,367,665	1,059,075	155,597
Norway, Asgard area
Total	6,291		467					6,758		6,291
Norway, Ekofisk area
Total	24,900		1,504					26,404		24,900
Norway, Heimdal area
Total	292		202					494		292
Norway, Johan Sverdrup
Total	61		16					77		61
Norway, Oseberg area
Total	11,353		662					12,015		11,353
Norway, PL018C
Total			34					34
Norway, Snohvit area
Total	12,828		274					13,102		12,828
Norway, Troll area
Total	1,738		104					1,842		1,738
Norway, other
Total	3,547,847							3,547,847	3,547,847
Norway Project
Total	3,605,310		3,263					3,608,573	3,547,847	57,463
Oman, Block 6
Total	471,930							471,930		471,930
Oman, Block 10
Total	7,411	54,621						62,032	7,411
Oman, Block 12
Total			215					215
Oman Project
Total	479,341	54,621	215					534,177	7,411	471,930
Papua New Guinea, PRL - 576
Total			17					17
Papua New Guinea, PRL-15
Total			177					177
Papua New Guinea Project
Total			194					194
Qatar, Al Khalij
Total	108,947							108,947	81,092	27,855
Qatar, Dolphin
Total	78,264			715,927				794,191	78,264
Qatar Project
Total	187,211			715,927				903,138	159,356	27,855
Republic of the Congo, CPP Andromede (MTPS)
Total			260					260
Republic of the Congo, CPP Cassiopee (MTPS)
Total			142					142
Republic of the Congo, CPP Haute Mer - Zone A
Total	35,529		1,386					36,915	17,070	18,459
Republic of the Congo, CPP Haute Mer - Zone B
Total	9,066		486					9,552	6,780	2,286
Republic of the Congo, CPP Haute Mer - Zone D
Total	265,350		14,458				808	280,616	68,794	196,556
Republic of the Congo, CPP Persee (MTPS)
Total			51					51
Republic of the Congo, CPP Pointe Noire Grands Fonds (PNGF)
Total	45,445		1,261					46,706	33,503	11,942
Republic of the Congo, Lianzi
Total	346			477				823	346
Republic of the Congo, Marine XX
Total			311					311
Republic of the Congo, Pegase Nord (ex MTPS)
Total			181					181
Republic of the Congo Project
Total	355,736		18,536	$ 477			$ 808	375,557	126,493	229,243
So Tom and Principe, Block 1
Total			2,161					2,161
So Tom and Principe, Block 2
Total					2,500			2,500
So Tom and Principe Project
Total			2,161		$ 2,500			4,661
Senegal, ROP
Total			2,304					2,304
Senegal, UDO
Total			273					273
Senegal Project
Total			2,577					2,577
Suriname, Block 6
Total			81					81
Suriname, Block 8
Total			83					83
Suriname, Block 58
Total			57					57
Suriname, Block 64
Total			6					6
Suriname Project
Total			227					227
Thailand, Bongkot
Total	22,532							22,532	22,532
Thailand, G12/48
Total	2,319							2,319	1,926	393
Thailand Project
Total	24,851							24,851	24,458	393
Uganda, Block CA-1
Total			2,264					2,264
Uganda, Block CA-3A
Total			495					495
Uganda, Block LA-2
Total			334					334
Uganda Project
Total			3,093					3,093
United Arab Emirates, ADNOC Gas Processing
Total	307,646		2,344					309,990		307,646
United Arab Emirates, ADNOC Onshore
Total	5,035,883		5,871					5,041,754		5,035,883
United Arab Emirates, Lower Zakum
Total	446,413		537					446,950		446,413
United Arab Emirates, Umm Lulu & SARB
Total	1,028,657		1,075					1,029,732		1,028,657
United Arab Emirates, Umm Shaif Nasr
Total	1,645,414		2,149					1,647,563		1,645,414
United Arab Emirates Project
Total	8,464,013		11,976					8,475,989		8,464,013
United Kingdom, Central Graben Area
Total			512					512
United Kingdom, Culzean
Total			113					113
United Kingdom, Eastern North Sea
Total			1,143					1,143
United Kingdom, Greater Laggan Area
Total			1,218					1,218
United Kingdom, Markham Area
Total			102					102
United Kingdom, Northern North Sea
Total			2,860					2,860
United Kingdom, other
Total	1,293,637		132					1,293,769	1,293,637
United Kingdom Project
Total	1,293,637		6,080					1,299,717	$ 1,293,637
United States, Barnett Shale
Total	18,042	10,295						28,337		18,042
United States, Gulf of Mexico
Total			645					645
United States, Jack
Total		22,870						22,870
United States, Tahiti
Total		34,925						34,925
United States Project
Total	$ 18,042	$ 68,090	$ 645					$ 86,777		$ 18,042